WARRANTS FROM SEPTEMBER 2022 OFFERING	6 Months Ended
Jun. 30, 2023
Warranty provision [abstract]
WARRANTS FROM SEPTEMBER 2022 OFFERING
NOTE 6  – WARRANTS FROM SEPTEMBER 2022 OFFERING

In September 2022, the Company completed a registered direct offering of 13,636,365 ADSs at a price of $1.10 per ADS. In concurrent private placements, the Company issued to investors in the offering unregistered warrants to purchase 13,636,365 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.15 per ADS. In addition, the Company granted to the placement agent in the offering, as part of the placement fee, warrants to purchase 681,818 ADSs. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $1.375 per ADS. Gross proceeds from the offering totaled $15.0 million, with net proceeds of $13.5 million, after deducting fees and expenses. The offering consideration allocated to the placement agent warrants amounted to $0.4 million.

The warrants issued to the investors have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model and is determined by using a level 3 valuation technique. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 3.62%, and an average standard deviation of 82.5%. The gross consideration initially allocated to the investor warrants amounted to $9.1 million, with total issuance costs initially allocated to the warrants amounting to $0.8 million.

The fair value of the warrants amounted to $15,345,000 as of June 30, 2023, ($4,502,000 as of December 31, 2022) and was based on the then current price of an ADS, a risk-free interest rate of 4.3%, (4.1% as of December 31, 2022), an average standard deviation of 84.1%, (85.5% as of December 31, 2022), and on the remaining contractual life of the warrants.

The changes in fair value from December 31, 2022 through June 30, 2023 of $10,843,000 have been recorded as non-operating expenses in the statement of comprehensive loss.

As of June 30, 2023, none of these warrants had been exercised.

The placement agent warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the investor warrants.